Cover	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BRIDGEBIO ONCOLOGY THERAPEUTICS, INC.
Entity Central Index Key	0001869105
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Tax Identification Number	39-3690783
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Entity Incorporation, State or Country Code	DE
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	256 E. Grand Avenue
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	405-4770
Contact Personnel Name	Eli Wallace